UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21474
Oppenheimer Limited Term California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2011

Item 1. Reports to Stockholders.

January 31, 2011

Oppenheimer Limited Term California Municipal Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

"Covering every twist and turn of the financial markets may be a lucrative media strategy, but investors should focus instead on the significant advantages of investing for the long term in funds that offer attractive yields and monthly streams of tax-free income."

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, **OppenheimerFunds/Rochester**

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Tobacco—Master Settlement Agreement	17.3%
Special Tax	13.2
Hospital/Health Care	9.7
Single Family Housing	9.0
Municipal Leases	7.7
Marine/Aviation Facilities	7.5
Multifamily Housing	6.7
Tax Increment Financing (TIF)	5.0
General Obligation	4.5
Government Appropriation	3.9
Portfolio holdings are subject to change. Percentages are as of January 31, 2011, and are based on total assets.
Credit Allocation

Credit Rating Breakdown	NRSRO Only Total

AAA	1.7%
AA	10.7
A	40.0
BBB	42.8
BB and Lower	2.4
Unrated	2.4
Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of January 31, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This semiannual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and, if available, summary prospectuses, contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses and, if available, summary prospectuses, carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the since inception return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/29/10. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2010	January 31, 2011	January 31, 2011[1,2]

Actual
Class A	$1,000.00	$988.10	$5.02
Class B	1,000.00	983.60	9.80
Class C	1,000.00	984.20	8.94
Class Y	1,000.00	981.80	1.23

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.16	5.10
Class B	1,000.00	1,015.38	9.95
Class C	1,000.00	1,016.23	9.09
Class Y	1,000.00	1,021.63	3.62

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended January 31, 2011 for Class A, B and C and for the period from November 29, 2010 (inception of offering) to January 31, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	1.00%
Class B	1.95
Class C	1.78
Class Y	0.71
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also shows the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS January 31, 2011 / Unaudited

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

Municipal Bonds and Notes—104.9%
California—99.9%
$100,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	4.700%	09/01/2012	09/01/2012		$94,494
660,000	Adelanto, CA Improvement Agency, Series B1	5.500	12/01/2023	10/08/2018	A	604,151
210,000	Adelanto, CA Public Financing Authority, Series B1	6.300	09/01/2028	03/01/2011	B	188,225
60,000	Alameda, CA Public Financing Authority (West End Community)[1]	6.800	04/01/2016	04/01/2011	B	61,654
350,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	04/01/2011	B	348,562
25,000	Alvord, CA Unified School District Community Facilities District[1]	6.200	09/01/2025	09/01/2012	B	22,411
10,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2017	06/01/2011	B	10,008
1,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	06/01/2011	B	1,000,050
1,500,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	09/01/2017		1,417,485
550,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	06/01/2011	B	551,590
3,005,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	06/01/2011	B	3,012,062
30,000	Apple Valley, CA Improvement Bond Act 1915[1]	6.900	09/02/2015	03/01/2011	B	30,944
15,000	Aromas, CA Water District[1]	5.600	09/01/2018	03/01/2011	B	14,311
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)[1]	5.500	06/01/2019	06/01/2019		13,926
25,000	Azusa, CA COP[1]	5.750	08/01/2020	02/01/2011	B	25,512
35,000	Bakersfield, CA Improvement Bond Act 1915[1]	5.600	09/02/2020	03/02/2016	B	32,536
45,000	Bakersfield, CA Improvement Bond Act 1915[1]	6.100	09/02/2024	03/02/2017	B	40,643
15,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.100	09/02/2015	03/02/2011	B	15,017
70,000	Baldwin Park, CA Redevel Agency[1]	5.750	09/01/2030	03/02/2017	B	65,587
25,000	Beaumont, CA Financing Authority, Series A1	5.700	09/01/2035	10/10/2033	A	21,330
170,000	Beaumont, CA Financing Authority, Series A1	7.000	09/01/2023	03/01/2011	B	164,883
55,000	Beaumont, CA Financing Authority, Series B1	6.000	09/01/2034	09/01/2015	B	49,330
30,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.500	08/01/2016	02/01/2011	B	30,039
50,000	Belmont, CA Redevel. Agency (Los Costanos Community Devel.)[1]	5.600	08/01/2018	02/01/2011	B	50,042
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.750	05/01/2034	06/29/2032	A	39,698
145,000	Bonita Canyon, CA Public Facilities Financing Authority[1]	5.375	09/01/2028	11/21/2022	A	122,535
70,000	Brentwood, CA Improvement Bond Act 1915[1]	6.800	09/02/2017	03/02/2011	B	70,057
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)[1]	5.875	09/02/2020	03/30/2019	A	28,451
15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California	Continued
$205,000	Brisbane, CA Public Financing Authority[1]	6.000%		05/01/2026	07/25/2023	A	$174,174
35,000	Buena Park, CA Special Tax (Park Mall)[1]	6.125		09/01/2033	10/15/2031	A	28,658
250,000	Burbank, CA Community Facilities District Special Tax[1]	5.200		12/01/2023	06/24/2022	A	221,978
280,000	CA ABAG Finance Authority for NonProfit Corporations (Lincoln Glen Manor)[1]	6.100		02/15/2025	02/15/2011	B	280,045
50,000	CA ABAG Finance Authority for NonProfit Corporations (Odd Fellows Home of California)[1]	6.000		08/15/2024	02/15/2011	B	51,137
20,000	CA ABAG Finance Authority for NonProfit Corporations (OW/OWHC/SJRHC Obligated Group)[1]	5.700		11/01/2013	11/01/2011	B	20,118
2,100,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125		08/15/2020	02/15/2012	B	2,125,662
5,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600		11/01/2023	06/01/2011	B	5,000
20,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	03/01/2011	B	20,010
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Episcopal Homes Foundation)[1]	5.125		07/01/2013	06/01/2011	B	25,050
725,000	CA ABAG Finance Authority for NonProfit Corporations COP (Lytton Gardens)[1]	6.000		02/15/2019	02/15/2011	B	725,602
155,000	CA ABAG Finance Authority for NonProfit Corporations COP (O’Connor Woods)[1]	6.200		11/01/2029	08/05/2023	A	135,148
65,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	06/01/2011	B	66,173
100,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.500		01/01/2033	01/01/2029	A	85,422
8,780,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	06/01/2033		655,866
410,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000		06/01/2026	11/29/2017	A	351,899
150,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100		06/01/2028	02/11/2019	A	118,697
2,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	06/25/2028	A	1,337,900
7,170,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250		06/01/2021	01/12/2014	C	6,312,110
2,240,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450		06/01/2028	01/06/2020	A	1,772,714
270,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500		06/01/2033	05/29/2015	A	219,613
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	09/10/2015	A	6,588,335
16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California	Continued
$25,000	CA County Tobacco Securitization Agency (TASC)	5.875%		06/01/2027	04/14/2019	A	$23,038
340,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	01/13/2020	A	256,907
280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	08/29/2024	A	205,019
1,330,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	11/14/2015	A	1,233,868
4,965,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	10/18/2024	A	3,816,496
435,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	08/18/2024	A	325,345
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	06/05/2033	A	215,712
51,520,000	CA County Tobacco Securitization Agency (TASC)	6.192	[2]	06/01/2050	05/10/2031	A	667,699
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	03/12/2024	A	39,491
2,830,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	03/01/2011	B	2,839,962
85,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2027	06/01/2011	B	82,626
60,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2028	06/01/2011	B	59,003
235,000	CA Dept. of Veterans Affairs Home Purchase	5.450		12/01/2019	06/01/2011	B	240,602
585,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	06/01/2011	B	586,632
20,000	CA Dept. of Water Resources (Center Valley)	5.400		07/01/2012	06/01/2011	B	20,079
1,130,000	CA Educational Facilities Authority[1]	5.125		04/01/2017	04/01/2011	B	1,119,333
250,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.750		06/01/2025	06/01/2011	B	231,563
25,000	CA Educational Facilities Authority (California College of Arts & Crafts)[1]	5.875		06/01/2030	06/01/2011	B	22,555
25,000	CA Educational Facilities Authority (Dominican University of California/Harvey Mudd College Obligated Group)	5.500		03/01/2011	03/01/2011		25,082
115,000	CA Educational Facilities Authority (Golden Gate University)[1]	5.500		10/01/2018	04/01/2011	B	113,788
10,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)[1]	5.600		11/01/2017	10/12/2013	A	8,427
225,000	CA Educational Facilities Authority (Mills College)[1]	5.125		09/01/2022	03/01/2011	B	222,957
725,000	CA Educational Facilities Authority (Pooled University)[1]	5.250		04/01/2024	04/01/2011	B	647,338
17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$50,000	CA Educational Facilities Authority (Stanford University)[1]	5.125%	01/01/2031	02/01/2011	B	$49,998
310,000	CA Educational Facilities Authority (University Pacific)[1]	5.750	11/01/2030	06/01/2011	B	310,009
335,000	CA Financing Authority (Wastewater Improvement)[1]	6.100	11/01/2033	12/17/2031	A	273,226
60,000	CA GO1	4.800	08/01/2014	02/15/2011	B	60,127
25,000	CA GO1	5.000	06/01/2017	06/01/2011	B	25,062
25,000	CA GO1	5.000	06/01/2019	06/01/2011	B	25,062
5,000	CA GO1	5.000	06/01/2019	06/01/2011	B	5,056
5,000	CA GO1	5.000	02/01/2021	02/01/2011	B	5,012
100,000	CA GO1	5.000	11/01/2022	06/01/2011	B	100,176
75,000	CA GO1	5.000	10/01/2023	04/01/2011	B	74,578
10,000	CA GO1	5.000	10/01/2023	04/01/2011	B	9,944
45,000	CA GO1	5.000	02/01/2025	02/01/2011	B	44,047
10,000	CA GO1	5.000	02/01/2025	02/01/2011	B	9,827
25,000	CA GO1	5.125	10/01/2027	04/01/2011	B	24,103
105,000	CA GO1	5.250	06/01/2011	06/01/2011		106,492
25,000	CA GO1	5.250	10/01/2013	04/01/2011	B	25,140
20,000	CA GO1	5.250	06/01/2016	06/01/2011	B	20,257
25,000	CA GO1	5.250	04/01/2018	04/02/2011	B	25,068
10,000	CA GO1	5.250	04/01/2019	04/02/2011	B	10,027
10,000	CA GO1	5.250	04/01/2021	04/02/2011	B	10,027
160,000	CA GO1	5.250	06/01/2021	06/01/2011	B	161,741
10,000	CA GO1	5.250	02/01/2029	02/01/2013	B	9,568
10,000	CA GO1	5.250	02/01/2030	02/01/2012	B	9,510
15,000	CA GO1	5.300	09/01/2011	03/01/2011	B	15,053
15,000	CA GO1	5.375	06/01/2026	06/01/2011	B	14,999
75,000	CA GO1	5.500	06/01/2013	06/01/2011	B	75,230
125,000	CA GO1	5.500	03/01/2014	03/01/2011	B	125,414
5,000	CA GO1	5.500	04/01/2014	04/02/2011	B	5,016
65,000	CA GO1	5.500	06/01/2014	06/01/2011	B	65,203
420,000	CA GO1	5.500	03/01/2015	03/01/2011	B	421,390
55,000	CA GO1	5.500	04/01/2015	04/01/2011	B	55,326
40,000	CA GO1	5.500	06/01/2015	06/01/2015		40,118
50,000	CA GO1	5.500	04/01/2019	04/01/2011	B	50,296
15,000	CA GO1	5.500	03/01/2020	03/01/2011	B	15,050
25,000	CA GO1	5.500	03/01/2020	03/01/2011	B	25,083
25,000	CA GO1	5.500	10/01/2022	04/01/2011	B	25,135
40,000	CA GO1	5.500	06/01/2025	06/01/2011	B	40,108
5,000	CA GO1	5.600	09/01/2021	03/01/2011	B	5,015
65,000	CA GO1	5.600	09/01/2021	03/01/2011	B	65,198
18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$70,000	CA GO1	5.625%	10/01/2021	04/01/2011	B	$70,428
140,000	CA GO1	5.625	10/01/2023	04/01/2011	B	140,783
10,000	CA GO1	5.625	09/01/2024	03/01/2011	B	10,028
15,000	CA GO1	5.625	10/01/2026	04/01/2011	B	15,003
5,000	CA GO1	5.750	03/01/2012	03/01/2011	B	5,019
35,000	CA GO1	5.750	03/01/2015	03/01/2011	B	35,123
4,890,000	CA GO1	5.750	11/01/2017	06/01/2011	B	4,936,357
35,000	CA GO1	5.750	11/01/2017	06/01/2011	B	35,332
25,000	CA GO1	5.800	06/01/2013	06/01/2011	B	25,082
230,000	CA GO1	5.900	04/01/2023	04/01/2011	B	231,394
1,410,000	CA GO1	5.900	04/01/2023	04/01/2011	B	1,418,545
75,000	CA GO1	5.900	03/01/2025	03/01/2011	B	75,228
10,000	CA GO1	6.000	05/01/2011	05/01/2011		10,124
25,000	CA GO1	6.000	05/01/2012	06/01/2011	B	25,289
15,000	CA GO1	6.000	10/01/2014	04/01/2011	B	15,106
20,000	CA GO1	6.000	08/01/2015	02/01/2011	B	20,444
20,000	CA GO1	6.000	05/01/2018	06/01/2011	B	20,202
5,000	CA GO1	6.000	08/01/2019	02/01/2011	B	5,111
55,000	CA GO1	6.000	10/01/2021	04/01/2011	B	55,400
85,000	CA GO1	6.000	08/01/2024	02/01/2011	B	86,582
905,000	CA GO1	6.250	10/01/2019	04/01/2011	B	911,471
605,000	CA GO1	6.250	10/01/2019	04/01/2011	B	609,326
25,000	CA Golden State Tobacco Securitization Corp.	5.000	06/01/2020	06/01/2020		24,452
7,580,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	11/01/2016	A	5,480,946
500,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.000	06/01/2018	06/01/2011	B	496,940
145,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.000	07/01/2021	07/01/2011	B	144,877
135,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.125	07/01/2024	07/01/2011	B	130,731
160,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	06/01/2011	B	160,010
30,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250	07/01/2023	01/06/2020	A	29,999
130,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	6.000	07/01/2013	06/01/2011	B	130,380
60,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[1]	5.250	08/01/2027	08/01/2011	B	56,953
65,000	CA Health Facilities Financing Authority (CHCW/BMH Obligated Group)[1]	5.000	07/01/2018	07/01/2018		65,031
19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California	Continued
$40,000	CA Health Facilities Financing Authority (Downey Community Hospital)	5.750%		05/15/2015	08/04/2012	A	$26,474
70,000	CA Health Facilities Financing Authority (Exception Children’s Foundation)[1]	6.500		05/01/2020	05/01/2011	B	70,072
50,000	CA Health Facilities Financing Authority (Fellowship Homes)[1]	6.000		09/01/2019	03/11/2011	B	50,051
10,000	CA Health Facilities Financing Authority (FF/OCTC/SCADP Obligated Group)[1]	6.500		12/01/2022	06/01/2011	B	10,008
2,000,000	CA Health Facilities Financing Authority (Kaiser Permanente)[1]	5.400		05/01/2028	06/01/2011	B	2,006,820
20,000	CA Health Facilities Financing Authority (Marshall Hospital)[1]	5.125		11/01/2012	06/01/2011	B	20,043
85,000	CA Health Facilities Financing Authority (Mercy Senior Hsg.)[1]	5.800		12/01/2018	06/01/2011	B	85,071
500,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125		07/01/2018	07/01/2011	B	499,970
1,065,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)[1]	5.625		07/01/2019	06/01/2011	B	1,065,128
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	5.500		10/01/2013	04/01/2011	B	30,092
35,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250		06/01/2023	03/09/2018	A	34,139
50,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100		01/01/2024	02/09/2022	A	47,611
5,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.000		08/15/2017	02/01/2011	B	5,009
335,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.125		08/15/2022	02/01/2011	B	335,623
520,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.350		08/15/2028	08/15/2011	B	493,345
30,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.375		08/15/2030	02/15/2011	B	28,088
30,000	CA Health Facilities Financing Authority (Victor Valley Community Hospital)[1]	5.375		07/01/2012	07/01/2011	B	30,072
20,000	CA HFA	8.037	[2]	08/01/2015	04/14/2011	A	13,082
190,000	CA HFA	8.090	[2]	02/01/2015	02/11/2011	A	132,789
4,530,000	CA HFA (Home Mtg.)[1]	5.000		08/01/2037	12/01/2012	C	4,605,651
7,970,000	CA HFA (Home Mtg.)[1]	5.500		02/01/2042	12/01/2012	C	8,102,461
12,125,000	CA HFA (Home Mtg.)[1]	5.500		08/01/2042	06/01/2013	C	12,003,144
55,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	01/06/2026	A	50,250
2,055,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	02/01/2011	B	2,055,617
20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$40,000	CA HFA (Multifamily Hsg.)[1]	5.400%	08/01/2018	02/01/2011	B	$40,012
670,000	CA HFA (Multifamily Hsg.)[1]	5.450	08/01/2028	02/01/2011	B	637,652
630,000	CA HFA (Multifamily Hsg.)	5.950	08/01/2028	02/01/2011	B	629,931
390,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2016	02/01/2011	B	390,538
2,950,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2027	02/01/2011	B	2,973,925
25,000	CA HFA (Multifamily Hsg.)[1]	6.050	08/01/2038	02/01/2011	B	24,411
2,525,000	CA HFA (Multifamily Hsg.)[1]	6.150	08/01/2022	02/01/2011	B	2,527,348
2,250,000	CA Hi-Desert Memorial Health Care District[1]	5.500	10/01/2015	04/01/2011	B	2,250,158
15,000	CA Hi-Desert Memorial Health Care District[1]	5.500	10/01/2019	04/25/2018	A	13,774
3,000,000	CA Infrastructure and Economic Devel. (Scripps Research Institute)[1]	5.750	07/01/2030	06/01/2011	B	2,999,850
15,000	CA Infrastructure and Economic Devel. (Stockton Port District)[1]	5.375	07/01/2022	02/23/2020	A	12,461
1,220,000	CA Inland Empire Tobacco Securitization Authority[1]	5.000	06/01/2021	06/01/2021		979,806
345,000	CA Intercommunity Hospital Financing Authority COP[1]	5.250	11/01/2019	06/01/2011	B	338,573
35,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	06/01/2011	B	35,433
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)[1]	5.750	05/01/2024	04/17/2020	A	8,751
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.300	12/01/2017	06/24/2016	A	26,468
340,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)[1]	5.500	12/01/2024	07/27/2022	A	263,711
860,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2011	B	862,614
195,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2011	B	195,593
460,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2011	B	461,398
20,000	CA Pollution Control Financing Authority (Southern California Edison Company)[1]	5.550	09/01/2031	09/01/2011	B	18,101
555,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	12/01/2026		535,347
65,000	CA Pollution Control Financing Authority (West Coast Resource Recovery)[1]	5.125	01/01/2014	06/01/2011	B	65,103
80,000	CA Public Works[1]	5.250	12/01/2013	06/01/2011	B	80,246
55,000	CA Public Works (California Community Colleges)[1]	5.100	09/01/2014	06/01/2011	B	55,082
1,000,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2013	06/01/2011	B	1,003,080
100,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2014	06/01/2011	B	100,156
21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$270,000	CA Public Works (California Community Colleges)[1]	5.250%	12/01/2015	06/01/2011	B	$270,338
40,000	CA Public Works (California Community Colleges)[1]	5.250	12/01/2015	06/01/2011	B	40,050
150,000	CA Public Works (California Community Colleges)[1]	5.250	09/01/2019	03/01/2011	B	150,320
140,000	CA Public Works (California Community Colleges)	5.375	03/01/2011	03/01/2011		140,503
35,000	CA Public Works (California Highway Patrol)[1]	5.250	11/01/2014	11/01/2011	B	35,404
330,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	04/01/2011	B	330,703
50,000	CA Public Works (California State University)[1]	5.375	10/01/2017	04/01/2011	B	50,112
1,200,000	CA Public Works (California State University)[1]	5.400	12/01/2016	06/01/2011	B	1,201,368
40,000	CA Public Works (California State University)[1]	5.450	09/01/2014	09/01/2011	B	40,088
400,000	CA Public Works (California State University)[1]	5.500	09/01/2015	09/01/2011	B	400,748
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2018	09/01/2011	B	25,017
50,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2014	09/01/2011	B	50,081
100,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	09/01/2011	B	100,129
75,000	CA Public Works (Dept. of Corrections)[1]	5.250	09/01/2015	09/01/2011	B	75,097
350,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2018	10/01/2011	B	350,830
100,000	CA Public Works (Dept. of Corrections)[1]	5.500	10/01/2019	10/01/2011	B	100,237
40,000	CA Public Works (Dept. of Corrections)[1]	5.625	10/01/2020	04/01/2011	B	40,099
110,000	CA Public Works (Dept. of Food & Agriculture)[1]	5.400	06/01/2013	06/01/2011	B	110,259
1,000,000	CA Public Works (Dept. of Health Services)[1]	5.500	11/01/2015	06/01/2011	B	1,008,110
150,000	CA Public Works (Dept. of Youth Authority)[1]	5.375	10/01/2015	04/01/2011	B	150,206
1,500,000	CA Public Works (State Archives Building Complex)[1]	5.375	12/01/2012	06/01/2011	B	1,504,050
105,000	CA Public Works (State Universities)[1]	5.250	12/01/2013	06/01/2011	B	105,309
135,000	CA Public Works (State Universities)[1]	5.400	10/01/2022	04/01/2011	B	134,561
1,345,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	06/01/2011	B	1,348,188
100,000	CA Public Works (Trustees of California)[1]	5.250	10/01/2012	10/01/2011	B	100,285
30,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	09/01/2011	B	30,035
275,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2013	03/01/2011	B	275,690
555,000	CA Public Works (Various Community Colleges)	5.375	03/01/2014	03/01/2011	B	556,765
20,000	CA Public Works (Various Community Colleges)	5.500	09/01/2011	03/01/2011	B	20,070
50,000	CA Public Works (Various Community Colleges)[1]	5.500	09/01/2011	09/01/2011		50,176
50,000	CA Public Works (Various Community Colleges)[1]	5.600	04/01/2014	04/01/2011	B	50,100
22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California	Continued
$350,000	CA Public Works (Various Community Colleges)	5.625%		03/01/2011	03/01/2011		$351,327
2,740,000	CA Public Works (Various Community Colleges)[1]	5.625		03/01/2016	03/01/2011	B	2,743,754
4,725,000	CA Public Works (Various Community Colleges)[1]	5.625		03/01/2016	03/01/2011	B	4,731,473
1,830,000	CA Public Works (Various Community Colleges)[1]	5.625		03/01/2019	03/01/2011	B	1,834,520
70,000	CA Public Works (Various State Universities)[1]	5.200		12/01/2012	06/01/2011	B	70,230
25,000	CA Public Works (Various State Universities)	5.250		12/01/2013	12/01/2012	B	25,079
300,000	CA Public Works (Various State Universities)[1]	5.300		12/01/2014	06/01/2011	B	300,936
75,000	CA Public Works (Various State Universities)[1]	5.350		12/01/2015	06/01/2011	B	75,227
355,000	CA Public Works (Various State Universities)[1]	5.375		12/01/2019	06/01/2011	B	355,795
85,000	CA Public Works (Various State Universities)[1]	5.400		10/01/2022	04/01/2011	B	84,724
145,000	CA Public Works (Various State Universities)[1]	5.400		10/01/2022	04/01/2011	B	145,392
10,000	CA Public Works (Various State Universities)[1]	5.500		09/01/2015	03/01/2011	B	10,015
75,000	CA River Highlands Community Services District[4]	7.750		09/02/2020	04/27/2016	A	38,340
15,000	CA River Highlands Community Services District[4]	8.125		09/02/2020	03/02/2011	B	7,670
75,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350		12/01/2029	09/15/2014	C	76,559
10,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	7.000		09/01/2029	03/02/2013	C	10,167
50,000	CA Special Districts Finance Program COP[1]	5.250		12/01/2026	06/01/2011	B	50,007
25,000	CA Statewide CDA[1]	6.625		09/01/2027	10/16/2025	A	22,248
5,000	CA Statewide CDA[1]	7.000		07/01/2022	07/01/2011	B	4,999
80,000	CA Statewide CDA (Bouquet Canyon)[1]	5.300		07/01/2018	06/01/2011	B	80,054
70,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.375		10/01/2013	04/01/2011	B	70,146
740,000	CA Statewide CDA (Children’s Hospital Los Angeles)[1]	5.250		08/15/2029	08/15/2011	B	681,888
2,000,000	CA Statewide CDA (CVHP/CVMC/FH Obligated Group) COP[1]	5.500		04/01/2013	04/01/2011	B	2,003,420
980,000	CA Statewide CDA (Daughters of Charity Health System/SFMC Obligated Group)[1]	5.250		07/01/2025	11/07/2018	A	864,752
500,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	02/20/2011	B	525,345
435,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.625		06/01/2020	06/01/2011	B	435,152
45,000	CA Statewide CDA (Escrow Term)[1]	6.750		09/01/2037	09/01/2014	B	39,821
250,000	CA Statewide CDA (Fairfield Apartments)[1]	6.500		01/01/2016	08/27/2013	A	248,123
5,000	CA Statewide CDA (GP Steinbeck)[1]	5.700		09/20/2019	03/20/2011	B	5,204
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[2]	09/20/2027	09/20/2014	B	31,581
15,000	CA Statewide CDA (John Muir Health)[1]	5.125		08/15/2017	02/15/2011	B	15,007
23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California	Continued
$100,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)	5.250%		06/01/2015	06/01/2011	B	$100,099
1,190,000	CA Statewide CDA (LA Orthopedic Hospital Foundation)	5.500		06/01/2019	06/01/2011	B	1,190,012
50,000	CA Statewide CDA (LA Orthopedic Hospital Foundation/Orthopedic Hospital Obligated Group)	5.500		06/01/2018	06/01/2011	B	50,012
250,000	CA Statewide CDA (Live Oak School)[1]	6.750		10/01/2030	10/01/2012	B	231,685
100,000	CA Statewide CDA (Multifamily)	5.696	[2]	09/20/2021	09/20/2011	B	54,414
100,000	CA Statewide CDA (Multifamily)	5.744	[2]	09/20/2023	09/20/2011	B	47,921
150,000	CA Statewide CDA (Quail Ridge Apartments)[1]	5.375		07/01/2032	11/26/2029	A	110,309
430,000	CA Statewide CDA (Rio Bravo)[1]	6.500		12/01/2018	02/19/2014	A	377,488
100,000	CA Statewide CDA (Sutter Health/Alta Bates Medical Center/East Bay Perinatal Center Obligated Group)[1]	5.750		08/15/2027	08/05/2011	B	100,259
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	03/20/2013	B	571,995
25,000	CA Statewide CDA Community Facilities District[1]	6.350		09/01/2021	09/01/2014	B	23,941
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000		04/01/2018	04/01/2011	B	4,863
45,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125		04/01/2023	05/07/2021	A	40,595
100,000	CA Statewide CDA COP (Sutter Health)[1]	5.500		08/15/2018	02/15/2011	B	100,200
100,000	CA Statewide CDA COP (Sutter Health)[1]	5.500		08/15/2031	02/15/2011	B	94,307
20,000	CA Statewide CDA Special Tax Community Facilities District No. 2007-1 (Orinda)[1]	5.300		09/01/2017	09/01/2017		18,970
35,000	CA Statewide CDA Water & Wastewater[1]	5.700		10/01/2024	04/01/2011	B	35,106
1,589,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	04/08/2015	A	1,416,578
875,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625		05/01/2029	04/07/2015	A	780,054
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	11/26/2023	A	190,808
180,000	CA Veterans GO1	5.300		12/01/2029	06/01/2011	B	164,272
35,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	06/01/2011	B	35,001
10,000	CA Water Resource Devel. GO, Series P	5.800		06/01/2011	06/01/2011		10,040
25,000	CA Water Resource Devel. GO, Series P1	5.800		06/01/2014	06/01/2011	B	25,084
50,000	CA Water Resource Devel. GO, Series Q1	5.000		03/01/2016	03/01/2011	B	50,123
35,000	CA Western Hills Water District Special Tax[1]	5.000		09/01/2014	03/25/2013	A	28,994
65,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.000		09/01/2011	09/01/2011		62,687
25,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	4.650		09/01/2014	09/01/2014		20,456
24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.000%	09/01/2024	06/21/2021	A	$74,254
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.125	09/01/2031	03/23/2029	A	28,107
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.750	09/01/2022	06/06/2018	A	79,893
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)[1]	6.875	09/01/2031	04/30/2027	A	27,880
310,000	CA William S. Hart Union School District[1]	6.000	09/01/2027	09/01/2012	B	281,536
10,000	Calabasas, CA Special Tax Community Facilities District 98-1[1]	5.750	09/01/2028	06/18/2025	A	8,391
45,000	California City, CA Redevel. Agency Tax Allocation[1]	7.000	09/01/2015	02/01/2011	B	45,073
2,825,000	California County, CA Tobacco Securitization Authority (TASC)[1]	5.625	06/01/2023	02/15/2013	A	2,809,858
60,000	Campbell, CA (Civic Center) COP[1]	5.250	10/01/2028	04/01/2011	B	59,998
25,000	Campbell, CA Improvement Bond Act 1915 (Dillon-Gilman Local Improvement District)[1]	7.150	09/02/2012	03/02/2011	B	25,819
15,000	Canyon Lake, CA COP (Railroad Canyon Road)[1]	7.375	06/01/2014	06/01/2011	B	15,206
40,000	Capistrano, CA Unified School District (Education & Support Facilities) COP[1]	5.250	12/01/2026	06/01/2011	B	40,016
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	03/01/2011	B	68,202
50,000	Capistrano, CA Unified School District School Facilities Improvement District No.[1]	6.000	08/01/2024	02/01/2011	B	50,665
80,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.550	09/02/2028	03/02/2011	B	70,302
120,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.950	09/02/2025	09/02/2012	B	113,832
30,000	Carlsbad, CA Improvement Bond Act 1915[1]	6.000	09/02/2022	03/02/2011	B	29,727
90,000	Carson, CA Improvement Bond Act 1915[1]	7.375	09/02/2022	03/02/2011	B	89,984
40,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	8.500	10/01/2013	04/01/2011	B	40,273
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	04/01/2011	B	2,760,780
70,000	Cathedral City, CA Improvement Bond Act 1915[1]	5.950	09/02/2034	05/03/2032	A	60,773
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.625	09/01/2023	09/25/2022	A	43,496
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1[1]	6.700	09/01/2030	01/09/2028	A	40,630
15,000	Central CA Unified School District[1]	5.625	03/01/2018	03/01/2011	B	15,054
35,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2011	09/02/2011		35,489
25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625%	09/02/2012	09/02/2012		$97,905
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)[1]	6.625	09/02/2013	09/02/2011	B	103,112
55,000	Chino, CA Community Facilities District Special Tax[1]	5.750	09/01/2034	10/11/2032	A	46,226
25,000	Chowchilla, CA Improvement Bond Act 1915[1]	6.700	09/02/2027	09/02/2014	B	23,364
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	5.700	09/01/2016	09/01/2013	B	56,480
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)[1]	6.100	09/01/2021	09/01/2013	B	15,088
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)[1]	7.000	09/02/2015	09/02/2011	B	10,315
25,000	Colton, CA Community Facilities District Special Tax[1]	5.800	09/01/2018	03/01/2011	B	24,210
175,000	Colton, CA Joint Unified School District[1]	5.700	09/01/2034	10/17/2030	A	134,488
50,000	Colton, CA Joint Unified School District COP[1]	5.100	06/01/2020	06/01/2011	B	50,025
50,000	Colton, CA Public Financing Authority, Series B1	5.875	08/01/2027	04/28/2017	A	41,434
20,000	Colton, CA Redevel. Agency (West Valley)[1]	6.375	09/01/2035	01/23/2032	A	16,788
100,000	Compton, CA Sewer[1]	5.375	09/01/2023	03/01/2011	B	99,570
1,170,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	08/01/2011	B	1,075,523
5,000	Contra Costa County, CA Special Tax Community Facilities District[1]	5.580	08/01/2016	02/01/2011	B	5,014
25,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	06/01/2011	B	25,034
100,000	Corona, CA Redevel. Agency Tax Allocation	5.400	09/01/2011	03/01/2011	B	100,329
25,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	03/01/2011	B	25,040
15,000	Corona-Norco, CA Unified School District[1]	5.625	09/01/2033	01/09/2030	A	12,404
55,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	03/01/2011	B	55,082
100,000	Corona-Norco, CA Unified School District Community Facilities District No. 06-1[1]	6.000	09/01/2027	09/01/2017	B	90,818
55,000	Crescent City, CA Public Financing Authority	7.750	09/15/2012	03/15/2011	B	55,175
25,000	Culver City, CA Redevel. Finance Authority[1]	5.500	11/01/2014	05/26/2013	A	25,576
20,000	Cypress, CA Improvement Bond Act 1915 (Business and Professional Center)[1]	5.700	09/02/2022	08/17/2018	A	17,619
20,000	Davis, CA Joint Unified School District Special Tax[1]	5.300	08/15/2024	02/15/2011	B	19,203
10,000	Del Mar, CA Unified School District[1]	5.875	09/01/2029	10/13/2027	A	8,663
40,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	03/02/2011	B	38,299
35,000	Dixon, CA Public Financing Authority[1]	5.700	09/02/2020	03/02/2011	B	32,612
26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125%	08/01/2020	02/01/2011	B	$480,288
1,000,000	Duarte, CA COP (Hope National Medical Center)	5.250	04/01/2019	04/01/2011	B	1,004,690
195,000	Duarte, CA Hsg. (Heritage Park Apartments)[1]	5.850	05/01/2030	05/01/2030		190,796
40,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	6.375	09/01/2027	03/01/2011	B	35,455
250,000	Eastern CA Municipal Water District Community Facilities Special Tax[1]	6.375	09/01/2037	03/01/2011	B	224,890
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.500	09/01/2028	09/14/2027	A	70,944
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)[1]	5.625	09/01/2034	04/30/2032	A	49,881
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)[1]	5.500	09/01/2024	03/24/2023	A	44,537
15,000	Eastern CA Municipal Water District Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2012	B	14,247
50,000	El Dorado County, CA Special Tax[1]	6.250	09/01/2029	03/01/2011	B	45,219
25,000	Emeryville, CA Public Financing Authority[1]	6.100	09/01/2012	03/01/2011	B	25,066
145,000	Emeryville, CA Public Financing Authority[1]	6.200	09/01/2025	03/01/2011	B	144,990
20,000	Encinitas, CA Improvement Bond Act 1915[1]	6.900	09/02/2017	12/20/2013	A	19,006
15,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)[1]	7.375	09/02/2018	09/02/2011	B	15,463
15,000	Florin, CA Resource Conservation District COP	6.000	02/01/2029	04/03/2027	A	12,424
10,000	Folsom, CA Improvement Bond Act 1915[1]	6.500	09/02/2013	03/01/2011	B	10,019
25,000	Folsom, CA Public Financing Authority[1]	5.400	09/02/2020	08/14/2017	A	22,274
25,000	Folsom, CA Public Financing Authority[1]	5.625	09/02/2020	06/15/2017	A	23,212
30,000	Folsom, CA Special Tax Community Facilities District No. 7[1]	6.000	09/01/2024	09/01/2011	B	30,030
250,000	Fontana, CA Redevel. Agency (Southwest Industrial Park)[1]	5.000	09/01/2022	09/01/2011	B	232,390
265,000	Fontana, CA Special Tax (Citrus)[1]	5.000	09/01/2020	09/01/2020		230,948
2,300,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	03/01/2011	B	2,306,279
10,000	Fontana, CA Special Tax Community Facilities District No. 4[1]	7.125	10/01/2015	04/01/2011	B	10,042
1,500,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2016	B	1,351,440
50,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road)[1]	5.375	01/15/2014	01/15/2014		49,522
1,175,000	Fresno, CA Airport[1]	5.800	07/01/2030	07/01/2011	B	1,170,864
25,000	Fresno, CA Unified School District COP[1]	4.625	05/01/2011	05/01/2011		25,242
27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)[1]	6.200%	09/01/2032	09/01/2012	B	$25,378
80,000	Fullerton, CA School District Special Tax[1]	6.300	09/01/2023	09/01/2013	B	81,594
10,000	Galt, CA Improvement Bond Act 1915[1]	5.900	09/02/2022	09/02/2022		9,188
25,000	Galt, CA Improvement Bond Act 1915	8.450	09/02/2011	09/02/2011		24,944
20,000	Granada, CA Sanitation District Improvement Bond Act 1915[1]	6.125	09/02/2022	03/02/2011	B	18,806
15,000	Greenfield, CA Redevel. Agency[1]	6.000	02/01/2029	02/01/2029		12,551
200,000	Hamilton, CA Union High School District[1]	5.250	08/01/2023	02/01/2011	B	200,122
3,220,000	Hawthorne, CA Community Redevel. Agency Special Tax[1]	6.125	10/01/2025	10/01/2015	B	3,290,937
150,000	Hawthorne, CA Parking Authority[1]	8.000	09/01/2015	03/01/2011	B	150,339
155,000	Hawthorne, CA Parking Authority[1]	8.125	09/01/2019	03/01/2011	B	155,141
45,000	Hayward, CA Improvement Bond Act 1915[1]	7.100	09/02/2018	03/02/2011	B	45,036
50,000	Hayward, CA Public Finance Authority (Hayward Water System)	5.000	06/01/2011	06/01/2011		50,150
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.100	06/01/2013	06/01/2011	B	50,115
2,000,000	Hesperia, CA Public Financing Authority, Tranche A1	6.250	09/01/2035	09/14/2028	A	1,670,540
10,000	Hollister, CA Improvement Bond Act 1915[1]	7.125	09/02/2022	03/02/2011	B	10,153
15,000	Huntington Beach, CA Community Facilities District[1]	5.400	10/01/2020	10/01/2011	B	15,038
20,000	Huntington Beach, CA Community Facilities District Special Tax[1]	6.250	09/01/2027	09/01/2012	B	18,972
35,000	Imperial County, CA Special Tax[1]	6.500	09/01/2031	03/04/2026	A	29,371
50,000	Indio, CA Community Facilities District Special Tax (Talavera)[1]	5.000	09/01/2017	09/01/2012	B	48,929
135,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	06/01/2011	B	134,977
20,000	Indio, CA Improvement Bond Act 1915[1]	6.350	09/02/2027	09/02/2014	B	18,660
20,000	Indio, CA Improvement Bond Act 1915[1]	6.375	09/02/2027	09/02/2014	B	18,709
35,000	Indio, CA Improvement Bond Act 1915 Assessment District No. 99.1[1]	7.125	09/02/2020	09/02/2011	B	35,179
25,000	Inglewood, CA Public Financing Authority[1]	5.625	08/01/2017	08/01/2011	B	25,045
750,000	Inland Valley, CA Devel. Agency Tax Allocation[1]	5.500	04/01/2014	04/01/2014		788,693
2,760,000	Inland, CA Empire Tobacco Securitization Authority (TASC)[1]	4.625	06/01/2021	06/01/2021		2,144,134
150,000	Irvine, CA Improvement Bond Act 1915[1]	5.550	09/02/2026	09/02/2013	B	137,034
20,000	Irvine, CA Improvement Bond Act 1915[1]	5.600	09/02/2022	09/02/2014	B	19,416
30,000	Irvine, CA Improvement Bond Act 1915[1]	5.625	09/02/2024	09/02/2013	B	28,311
25,000	Irvine, CA Mobile Home Park (Meadows Mobile Home Park)[1]	6.050	03/01/2028	02/23/2024	A	22,745
28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$70,000	Kern County, CA (Fire Dept.) COP[1]	5.250%	05/01/2013	06/01/2011	B	$70,239
50,000	Kern County, CA (Fire Dept.) COP[1]	5.250	05/01/2015	11/01/2011	B	50,171
250,000	Kern County, CA COP[1]	5.500	11/01/2019	06/01/2011	B	250,168
25,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)[1]	7.000	09/01/2021	03/01/2011	B	25,002
15,000	Kingsburg, CA Public Financing Authority[1]	8.000	09/15/2021	03/15/2011	B	15,012
30,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2014	03/02/2011	B	30,032
10,000	La Habra, CA Redevel. Agency Community Facilities District[1]	6.000	09/01/2019	09/02/2011	B	9,783
55,000	La Mesa, CA Improvement Bond Act 1915[1]	5.750	09/02/2023	08/18/2019	A	47,768
1,730,000	Lake Elsinore, CA Improvement Bond Act 1915[1]	7.000	09/02/2030	09/02/2012	B	1,684,985
15,000	Lake Elsinore, CA Public Financing Authority[1]	6.375	10/01/2033	10/01/2016	B	13,472
15,000	Lake Elsinore, CA School Financing Authority[1]	6.000	09/01/2011	03/01/2011	B	15,050
500,000	Lake Elsinore, CA Special Tax[1]	5.100	09/01/2022	04/17/2021	A	442,865
1,135,000	Lake Elsinore, CA Unified School District[1]	5.300	09/01/2026	11/01/2024	A	954,955
125,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.500	09/01/2013	09/01/2012	B	129,389
50,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	6.300	09/01/2024	09/01/2013	B	47,888
50,000	Lammersville, CA Unified School District Special[1]	6.375	09/01/2032	09/01/2013	B	45,920
45,000	Lancaster, CA Community Facilities District Special Tax[1]	6.000	10/01/2016	04/01/2011	B	45,041
15,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)[1]	6.375	11/01/2027	06/01/2011	B	14,417
100,000	Lathrop, CA COP[1]	5.875	06/01/2030	06/01/2011	B	97,290
115,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.700	06/01/2019	06/01/2013	B	115,054
15,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.750	06/01/2020	06/01/2013	B	14,797
50,000	Lathrop, CA Financing Authority (Water Supply)[1]	5.900	06/01/2023	06/01/2013	B	47,844
10,000	Lathrop, CA Improvement Bond Act 1915[1]	6.000	09/02/2021	09/02/2021		9,533
10,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)[1]	6.875	09/02/2017	03/01/2011	B	10,309
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.000	09/02/2023	09/02/2023		9,227
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)[1]	6.125	09/02/2028	10/15/2026	A	52,805
65,000	Lincoln, CA Public Financing Authority (Twelve Bridges)[1]	6.125	09/02/2027	01/23/2024	A	57,207
29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$25,000	Livermore, CA Capital Projects Financing Authority[1]	5.650%	09/02/2016	03/02/2011	B	$25,383
10,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	5.750	09/01/2012	03/01/2011	B	10,014
45,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2026	03/01/2011	B	39,926
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)[1]	6.400	09/01/2030	03/30/2029	A	12,908
65,000	Livermore-Amadore Valley, CA Water Management Agency[1]	5.000	08/01/2031	08/01/2011	B	62,975
100,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.000	11/15/2011	11/15/2011		102,210
50,000	Long Beach, CA Special Tax (Pike)[1]	6.250	10/01/2026	10/01/2012	B	45,141
30,000	Long Beach, CA Special Tax (Pine Avenue)[1]	6.375	09/01/2023	09/01/2011	B	28,494
1,000,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	5.500	09/01/2014	03/01/2011	B	1,003,640
5,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax[1]	7.750	09/01/2017	03/01/2011	B	5,011
95,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.800	12/01/2023	06/01/2011	B	95,071
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)[1]	6.400	09/01/2022	03/01/2011	B	100,011
50,000	Los Angeles, CA Community Redevel. Agency (Freeway Recovery)[1]	6.000	09/01/2031	09/01/2012	B	47,155
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	06/01/2011	B	40,051
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	06/01/2011	B	50,038
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	06/01/2011	B	50,023
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	06/01/2011	B	120,020
125,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	06/01/2011	B	125,009
55,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	06/01/2011	B	54,996
25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)	5.500	09/01/2014	03/01/2011	B	25,032
10,000,000	Los Angeles, CA Dept. of Airports ROLs[3]	5.375	05/15/2025	05/15/2018	B	10,064,399
15,000	Los Angeles, CA Dept. of Water & Power	4.750	08/15/2017	02/15/2011	B	15,047
10,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	10/15/2020	04/15/2011	B	10,027
65,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	04/01/2011	B	65,021
15,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	02/01/2011	B	15,018
50,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)	7.700	06/20/2028	10/08/2021	A	47,390
30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$45,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900%	01/01/2030	04/01/2011	B	$45,012
130,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250	01/01/2023	01/01/2012	B	129,029
5,000	Los Angeles, CA Regional Airports Improvement Corp. (Los Angeles West Terminal Fuel Corp.)[1]	10.250	01/01/2013	02/06/2012	A	5,141
200,000	Los Angeles, CA State Building Auth.[1]	5.500	10/01/2017	10/01/2011	B	201,470
20,000	Los Angeles, CA State Building Auth.[1]	5.500	10/01/2018	10/01/2011	B	20,147
55,000	Los Angeles, CA State Building Auth.[1]	5.500	10/01/2019	10/01/2011	B	55,404
75,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	06/01/2011	B	75,070
30,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	02/01/2011	B	30,044
175,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	03/15/2011	B	164,182
360,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	03/15/2011	B	338,868
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)[1]	5.750	10/01/2033	09/17/2029	A	38,954
20,000	Manhattan Beach, CA Water & Wastewater Authority COP[1]	5.750	09/01/2020	03/01/2011	B	20,010
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	06/01/2011	B	10,004
65,000	Maywood, CA Public Financing Authority[1]	6.500	09/01/2018	09/01/2013	B	64,650
1,045,000	Mendocino Coast, CA Healthcare District[1]	5.875	02/01/2020	02/01/2011	B	1,045,585
25,000	Menifee, CA Union School District Special Tax[1]	6.050	09/01/2026	09/01/2012	B	22,767
175,000	Mill Valley, CA COP (The Redwoods)	5.750	12/01/2020	06/01/2011	B	175,569
10,000	Milpitas, CA Improvement Bond Act 1915[1]	5.700	09/02/2018	03/01/2011	B	9,787
80,000	Modesto, CA Irrigation District COP[1]	5.300	07/01/2022	06/01/2011	B	80,208
2,170,000	Modesto, CA Irrigation District COP[1]	5.300	07/01/2022	06/01/2011	B	2,175,642
15,000	Monrovia, CA Redevel. Agency Public Parking Facilities[1]	5.200	04/01/2013	04/01/2011	B	15,030
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)[1]	6.100	11/15/2037	11/15/2014	B	9,084
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)[1]	6.000	11/15/2029	11/15/2014	B	23,472
20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)[1]	6.100	06/15/2029	06/15/2011	B	18,502
415,000	Montebello, CA Community Redevel. Agency (Montebello Hills Redevel.)[1]	5.500	03/01/2014	03/01/2011	B	415,577
10,000	Montebello, CA Community Redevel. Agency (South Montebello)[1]	5.500	09/01/2022	03/27/2021	A	8,822
30,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.500	03/01/2011	03/01/2011		30,120
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2012	03/01/2011	B	65,573
31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$50,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.600%	03/01/2013	03/01/2011	B	$50,545
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2015	03/01/2011	B	65,989
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)[1]	5.700	03/01/2016	03/01/2011	B	20,350
10,000	Moorpark, CA Mobile Home Park (VillaDel Arroyo)[1]	7.000	05/15/2020	06/26/2011	B	10,004
10,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.400	09/01/2017	03/01/2011	B	10,003
140,000	Moorpark, CA Special Tax Community Facilities District No. 97-1[1]	6.700	09/01/2027	03/01/2011	B	127,730
430,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2[1]	5.950	09/01/2034	09/01/2011	B	427,816
15,000	Morgan Hill, CA Improvement Bond Act 1915[1]	5.600	09/02/2011	03/02/2011	B	15,028
350,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500	08/01/2013	02/01/2011	B	350,578
205,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500	08/01/2021	02/01/2011	B	202,702
10,000	Murrieta County, CA Water District[1]	6.500	10/01/2015	10/01/2012	B	10,223
30,000	Murrieta County, CA Water District Special Tax Community Facilities District No. 88-1[1]	6.700	12/01/2030	06/01/2011	B	26,831
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)[1]	6.100	09/01/2034	09/23/2027	A	8,599
20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)[1]	6.300	09/01/2031	09/01/2013	B	17,653
105,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)[1]	5.500	09/01/2034	10/09/2032	A	84,075
50,000	Murrieta, CA Improvement Bond Act 1915[1]	6.375	09/01/2031	04/02/2025	A	43,813
85,000	Murrieta, CA Water Public Financing Authority[1]	5.700	10/01/2021	04/01/2011	B	85,605
10,000	Needles, CA Public Utility Authority[1]	6.350	02/01/2012	02/01/2011	B	10,010
230,000	Needles, CA Public Utility Authority[1]	6.650	02/01/2032	02/01/2011	B	212,285
2,510,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750	06/01/2023	02/01/2016	A	2,099,615
1,820,000	Northern, CA Inyo County Local Hospital District[1]	5.000	12/01/2015	01/05/2014	B	1,842,459
35,000	Novato, CA GO1	5.000	08/01/2012	02/01/2011	B	35,119
100,000	Novato, CA GO1	5.250	08/01/2017	08/01/2011	B	101,920
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	5.900	06/01/2014	06/01/2011	B	30,126
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.000	06/01/2019	06/01/2019		9,788
32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)[1]	6.100%	06/01/2027	03/29/2024	A	$42,505
25,000	Ontario, CA Improvement Bond Act 1915[1]	6.800	09/02/2013	03/01/2011	B	25,050
15,000	Orange County, CA Improvement Bond Act 1915[1]	5.500	09/02/2016	03/02/2011	B	15,012
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.375	09/02/2012	03/01/2011	B	10,021
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)[1]	5.850	09/02/2013	03/02/2011	B	20,043
55,000	Oroville, CA Hospital[1]	5.400	12/01/2022	01/08/2021	A	54,886
1,415,000	Oxnard, CA Harbor District[1]	5.550	08/01/2013	02/01/2011	B	1,444,998
25,000	Oxnard, CA Improvement Bond Act 1915[1]	5.625	09/02/2027	10/10/2025	A	20,540
10,000	Oxnard, CA Special Tax Community Facilities District No. 1[1]	6.000	09/01/2027	09/01/2011	B	9,082
45,000	Pajaro Valley, CA Water Management Agency COP[1]	5.500	03/01/2018	03/01/2018		41,487
500,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.000	07/01/2018	08/09/2016	A	469,275
125,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400	09/01/2035	10/09/2033	A	94,725
700,000	Palmdale, CA Elementary School District Special Tax Community Facilities District No. 90-1[1]	5.700	08/01/2018	08/01/2011	B	704,557
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.100	09/02/2024	03/01/2013	B	92,872
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.125	09/02/2025	03/02/2013	B	91,796
45,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.700	09/02/2018	03/02/2011	B	45,837
100,000	Palomar Pomerado, CA Health System[1]	5.375	11/01/2013	05/01/2011	B	100,074
25,000	Pasadena, CA Public Financing Authority (Orange Grove & Villa Parke)[1]	5.450	06/01/2012	06/01/2011	B	25,136
275,000	Perris, CA Community Facilities District Special Tax[1]	6.375	09/01/2032	09/01/2014	B	258,893
60,000	Perris, CA Public Financing Authority[1]	5.750	09/01/2024	09/01/2016	B	55,670
155,000	Perris, CA Public Financing Authority	7.875	09/01/2025	03/01/2011	B	155,124
20,000	Perris, CA Public Financing Authority, Series A1	6.125	09/01/2034	09/01/2016	B	18,120
10,000	Petaluma, CA Improvement Bond Act 1915[1]	6.000	09/02/2020	03/02/2011	B	9,571
60,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.300	09/02/2025	03/02/2011	B	54,564
10,000	Pittsburg, CA Improvement Bond Act 1915[1]	6.350	09/02/2031	05/10/2029	A	8,598
20,000	Pittsburg, CA Improvement Bond Act 1915 (San Marco Phase I)[1]	6.350	09/02/2031	01/27/2028	A	17,195
50,000	Pittsburg, CA Infrastructure Financing Authority[1]	5.850	09/02/2015	03/02/2011	B	50,034
33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$25,000	Pittsburg, CA Infrastructure Financing Authority, Series B	5.800%	09/02/2014	03/02/2011	B	$25,026
130,000	Pittsburg, CA Infrastructure Financing Authority, Series B1	6.000	09/02/2024	02/03/2020	A	116,301
500,000	Pittsburg, CA Redevel. Agency (Los Medanos Community Devel.)	5.850	08/01/2018	02/01/2011	B	502,770
4,550,000	Placentia, CA Redevel. Agency Tax Allocation[1]	7.750	02/01/2014	08/01/2011	B	4,598,822
10,000	Placer County, CA Community Facilities District[1]	6.500	09/01/2026	09/01/2012	B	8,929
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	5.700	09/01/2013	03/01/2011	B	5,106
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)[1]	6.300	09/01/2019	09/01/2012	B	4,990
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1[1]	5.875	09/01/2025	03/29/2024	A	8,487
30,000	Port of Oakland, CA1	5.250	11/01/2027	11/01/2012	B	27,655
350,000	Port of Oakland, CA1	5.700	11/01/2019	06/01/2011	B	350,364
1,485,000	Port of Oakland, CA1	5.750	11/01/2014	06/01/2011	B	1,488,594
750,000	Port of Oakland, CA1	5.750	11/01/2016	05/01/2011	B	751,380
2,500,000	Port of Oakland, CA1	5.750	11/01/2020	06/01/2011	B	2,502,150
590,000	Port of Oakland, CA1	5.750	11/01/2021	06/01/2011	B	590,431
25,000	Port of Oakland, CA1	5.750	11/01/2022	06/01/2011	B	25,013
2,000,000	Port of Oakland, CA1	5.750	11/01/2029	06/01/2011	B	1,908,280
2,975,000	Port of Oakland, CA1	5.875	11/01/2017	06/01/2011	B	2,979,849
870,000	Port of Oakland, CA1	5.875	11/01/2030	06/01/2011	B	833,660
110,000	Port Redwood City, CA GO1	5.400	06/01/2019	06/01/2011	B	110,244
50,000	Poway, CA Public Financing Authority (Water Services)[1]	5.500	11/01/2015	06/01/2011	B	50,065
100,000	Poway, CA Unified School District[1]	7.125	09/15/2026	09/15/2019	B	100,820
100,000	Poway, CA Unified School District[1]	7.125	09/15/2027	09/15/2019	B	100,563
200,000	Poway, CA Unified School District[1]	7.250	09/15/2028	09/15/2019	B	200,802
270,000	Poway, CA Unified School District[1]	7.500	09/15/2032	03/15/2011	B	272,981
1,000,000	Poway, CA Unified School District Special Tax[1]	6.125	09/01/2033	09/01/2011	B	935,690
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.750	09/01/2032	03/01/2028	A	26,306
25,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	5.950	09/01/2018	03/01/2011	B	25,010
35,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10[1]	6.100	09/01/2031	03/24/2029	A	32,123
10,000	Rancho Cucamonga, CA Public Finance Authority[1]	6.000	09/02/2020	09/02/2011	B	9,402
20,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.500	09/02/2024	05/02/2022	C	16,493
34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$30,000	Rancho Mirage, CA Improvement Bond Act 1915[1]	5.750%	09/02/2022	03/28/2021	A	$27,210
35,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.600	09/01/2020	03/01/2011	B	35,004
550,000	Rancho Santa Fe, CA Community Services District Special Tax[1]	6.700	09/01/2030	03/01/2011	B	518,573
55,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)[1]	7.000	09/02/2013	09/02/2011	B	56,729
10,000	Redlands, CA Community Facilities District[1]	5.850	09/01/2033	05/27/2031	A	7,899
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.000	09/01/2016	03/01/2011	B	49,424
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.050	09/01/2017	09/01/2016	B	24,197
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.125	09/01/2018	09/01/2018		61,648
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.200	09/01/2019	09/01/2019		92,975
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2020	09/01/2020		90,849
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1[1]	5.250	09/01/2021	09/01/2021		44,529
100,000	Richmond, CA Redevel. Agency (Harbour Redevel.)	5.500	07/01/2018	07/01/2011	B	100,317
80,000	River Islands, CA Public Financing Authority[1]	6.000	09/01/2027	06/21/2024	A	60,527
100,000	River Islands, CA Public Financing Authority[1]	6.150	09/01/2035	06/23/2032	A	72,037
250,000	Riverside County, CA Community Facilities District Special Tax[1]	5.000	09/01/2012	03/01/2011	B	256,535
15,000	Riverside County, CA Community Facilities District Special Tax[1]	6.000	09/01/2030	05/01/2028	A	11,931
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.100	09/01/2013	03/01/2011	B	154,646
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.150	09/01/2014	03/01/2011	B	221,588
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.200	09/01/2015	03/01/2011	B	396,196
225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1[1]	5.250	09/01/2016	03/01/2011	B	229,568
200,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.300	09/01/2011	09/01/2011		202,356
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.350	09/01/2012	09/01/2012		215,326
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.400	09/01/2013	09/01/2013		443,278
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.450	09/01/2014	09/01/2014		463,176
35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8[1]	5.500%	09/01/2015	09/01/2015		$486,942
220,000	Riverside County, CA Public Financing Authority[1]	5.250	10/01/2017	04/01/2011	B	220,178
35,000	Riverside County, CA Public Financing Authority (Menifee Village)[1]	7.150	09/01/2011	03/01/2011	B	35,109
465,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	05/15/2011	B	421,374
60,000	Riverside, CA Improvement Bond Act 1915[1]	8.250	09/02/2016	03/02/2011	B	60,134
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)[1]	6.250	09/02/2029	10/17/2027	A	181,822
5,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)[1]	8.500	09/02/2012	03/01/2011	B	5,019
10,000	Riverside, CA Unified School District[1]	5.000	02/01/2027	02/01/2013	B	9,902
100,000	Riverside, CA Unified School District[1]	5.350	09/01/2024	03/04/2024	A	87,655
90,000	Riverside, CA Unified School District[1]	5.450	09/01/2025	10/10/2023	A	78,609
100,000	Riverside, CA Unified School District[1]	5.500	09/01/2034	10/10/2032	A	81,610
80,000	Riverside, CA Unified School District[1]	5.700	09/01/2034	01/01/2031	A	66,283
10,000	Riverside, CA Unified School District[1]	6.000	09/01/2029	09/01/2011	B	8,988
25,000	Romoland, CA School District Special Tax[1]	6.000	09/01/2033	09/01/2012	B	22,079
50,000	Romoland, CA School District Special Tax[1]	6.375	09/01/2033	09/01/2012	B	46,263
50,000	Romoland, CA School District Special Tax[1]	6.375	09/01/2033	09/01/2012	B	46,263
10,000	Roseville, CA Special Tax Community Facilities District No. 1 (Westpark)[1]	4.300	09/01/2012	09/01/2012		10,139
25,000	Sacramento County, CA COP[1]	5.375	02/01/2019	02/01/2011	B	25,015
1,000,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000	02/01/2033	08/01/2012	B	1,007,210
1,500,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	09/01/2011	B	1,503,285
265,000	Sacramento, CA City Financing Authority[1]	5.250	05/01/2015	06/01/2011	B	265,000
500,000	Sacramento, CA City Financing Authority (California EPA Building)[1]	5.250	05/01/2019	06/01/2011	B	500,745
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500	09/02/2016	03/01/2011	B	10,016
70,000	Sacramento, CA Special Tax[1]	5.700	12/01/2020	09/15/2017	A	68,127
1,505,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	5.700	09/01/2023	03/01/2011	B	1,505,120
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)[1]	6.300	09/01/2026	03/01/2011	B	28,764
10,000	Saddleback Valley, CA Unified School District[1]	5.650	09/01/2017	03/01/2011	B	10,038
95,000	Salida, CA Public Facilities Financing Agency[1]	5.250	09/01/2028	03/01/2011	B	94,991
36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal					Effective
Amount		Coupon		Maturity	Maturity*		Value

California	Continued
$300,000	Salida, CA Public Facilities Financing Agency Community Facilities District Special Tax[1]	5.250%		09/01/2018	03/01/2011	B	$300,846
180,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2015	08/01/2012	B	182,920
1,000,000	Salinas Valley, CA Solid Waste Authority[1]	5.625		08/01/2018	08/01/2012	B	1,003,200
100,000	Salinas, CA Improvement Bond Act 1915[1]	5.450		09/02/2013	03/01/2011	B	102,149
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)[1]	5.500		09/02/2013	09/02/2011	B	51,546
120,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	06/01/2011	B	120,343
160,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	05/01/2031		47,613
75,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250		08/01/2016	02/01/2011	B	75,066
90,000	San Bernardino County, CA Hsg. Authority (Friendly Village Mobile Home Park Corp.)[1]	6.700		03/20/2043	03/20/2013	B	93,272
60,000	San Bernardino County, CA Hsg. Authority (Glen Aire Mobile Home Park)[1]	6.700		12/20/2041	11/20/2011	B	63,086
110,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	06/01/2011	B	110,035
75,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	06/01/2011	B	75,059
55,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600		01/01/2015	06/01/2011	B	55,113
135,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	09/01/2011	B	128,446
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)[1]	6.625		04/01/2026	04/01/2014	B	140,135
685,000	San Bernardino, CA Mountains Community Hospital District COP	5.000		02/01/2017	03/07/2015	A	597,156
30,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)[1]	7.875		07/01/2025	07/16/2019	A	27,962
2,250,000	San Diego County, CA (Developmental Services Foundation) COP[1]	5.500		09/01/2017	09/01/2012	B	2,287,710
95,000	San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial Hospital Obligated Group)[1]	5.000		08/15/2018	02/15/2011	B	95,043
30,000	San Diego, CA Convention Center[1]	5.250		04/01/2015	10/01/2011	B	30,043
50,000	San Diego, CA Convention Center Expansion Financing Authority[1]	5.250		04/01/2013	10/01/2011	B	50,103
165,000	San Diego, CA Mtg. (Mariners Cove)[1]	5.800		09/01/2015	03/01/2011	B	165,371
10,000	San Diego, CA Redevel. Agency[1]	6.000		11/01/2015	11/01/2011	B	10,035
25,000	San Diego, CA Redevel. Agency (Centre City)[1]	5.350		09/01/2024	09/01/2012	B	23,136
105,000	San Diego, CA Redevel. Agency (Mt. Hope Redevel.)[1]	5.875		10/01/2019	10/01/2011	B	105,353
37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$50,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.800%	09/01/2022	03/01/2011	B	$49,802
300,000	San Diego, CA Redevel. Agency (North Bay Redevel.)[1]	5.875	09/01/2030	03/01/2011	B	276,420
25,000	San Diego, CA Redevel. Agency Tax Allocation (North Park Redevel.)[1]	5.900	09/01/2030	09/01/2011	B	24,279
70,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2021	06/01/2011	B	70,001
275,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2022	06/01/2011	B	273,460
100,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2023	05/01/2011	B	95,646
78,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2025	05/14/2024	A	73,477
30,000	San Francisco, CA City & County Airports Commission[1]	5.125	05/01/2021	05/01/2011	B	30,034
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	01/01/2026		174,131
25,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2016	05/01/2012	B	26,049
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.000	01/01/2014	06/01/2011	B	10,019
260,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	06/01/2011	B	260,231
1,500,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2019	06/01/2011	B	1,500,570
55,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2020	06/01/2011	B	55,012
40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2021	06/01/2011	B	40,000
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	01/01/2027		46,453
490,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	06/01/2011	B	490,186
45,000	San Francisco, CA City & County Improvement Bond Act 1915[1]	6.850	09/02/2026	03/02/2011	B	44,362
25,000	San Francisco, CA City & County Parking Authority (Parking Meter)[1]	5.000	06/01/2018	06/01/2011	B	25,067
115,000	San Francisco, CA City & County Redevel. Agency[1]	6.750	07/01/2025	06/01/2011	B	115,386
90,000	San Francisco, CA City & County Redevel. Agency (South Beach)[1]	5.700	03/01/2029	03/01/2011	B	90,028
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)[1]	6.125	09/01/2024	06/23/2021	A	21,793
20,000	San Jose, CA Improvement Bond Act 1915[1]	5.600	09/02/2016	03/02/2011	B	20,390
38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$25,000	San Jose, CA Improvement Bond Act 1915[1]	5.700%	09/02/2018	03/02/2011	B	$24,690
95,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2019	03/02/2011	B	92,304
60,000	San Jose, CA Improvement Bond Act 1915[1]	5.750	09/02/2020	09/02/2020		56,987
260,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	07/15/2017	B	264,532
30,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.100	01/01/2031	01/16/2023	A	27,240
325,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	03/01/2011	B	326,264
20,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2014	02/01/2011	B	20,021
10,000	San Jose, CA Redevel. Agency[1]	5.500	08/01/2016	02/01/2011	B	10,009
65,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	02/01/2011	B	65,504
5,000	San Jose, CA Redevel. Agency Tax Allocation[1]	5.600	08/01/2019	02/01/2011	B	5,001
200,000	San Marcos, CA Public Facilities Authority[1]	5.800	09/01/2018	03/01/2011	B	200,150
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	04/01/2011	B	33,692
20,000	San Mateo, CA Sewer[1]	5.000	08/01/2028	02/01/2011	B	19,612
25,000	San Mateo, CA Sewer[1]	5.500	08/01/2014	08/01/2011	B	25,091
1,715,000	Santa Clara County, CA Hsg. Authority (John Burns Gardens Apartments)[1]	5.850	08/01/2031	02/01/2013	B	1,594,658
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.700	08/01/2021	02/01/2012	B	79,508
50,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.250	06/01/2018	06/01/2011	B	50,043
35,000	Santa Cruz County, CA Hsg. Authority (Northgate Apartments)[1]	5.350	07/20/2022	07/20/2011	B	35,079
85,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2018	03/01/2011	B	85,172
800,000	Santa Fe Springs, CA Community Devel. Commission Tax Allocation[1]	5.375	09/01/2021	03/01/2011	B	782,488
20,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.200	09/01/2020	09/01/2011	B	20,254
1,000,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1[1]	6.250	09/01/2029	09/01/2011	B	1,000,510
25,000	Santa Maria, CA COP[1]	5.500	08/01/2021	02/01/2011	B	25,005
25,000	Santa Nella County, CA Water District[1]	6.250	09/02/2028	10/09/2021	A	21,863
170,000	Santa Rosa, CA Improvement Bond Act 1915 (Fountaingrove Parkway)[1]	5.700	09/02/2019	09/02/2013	B	163,914
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)[1]	6.700	09/02/2022	03/02/2014	B	19,793
40,000	Santa Rosa, CA Improvement Bond Act 1915 (Skyhawk)[1]	5.750	09/02/2020	03/02/2013	B	37,854
45,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	5.500	09/01/2030	04/26/2028	A	39,600
39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California	Continued
$845,000	Santaluz, CA Special Tax Community Facilities District No. 2[1]	6.375%	09/01/2030	03/01/2011	B	$830,584
50,000	Saugus/Hart, CA School Facilities Financing Authority[1]	6.100	09/01/2032	03/01/2011	B	50,040
2,040,000	Saugus/Hart, CA School Facilities Financing Authority[1]	6.125	09/01/2033	09/01/2011	B	2,041,550
115,000	Scotts Valley, CA Special Tax[1]	5.200	09/01/2028	03/01/2011	B	102,728
500,000	Seal Beach, CA COP[1]	5.625	06/01/2030	12/23/2028	A	481,710
1,390,000	Selma, CA Redevel. Agency[1]	5.750	09/01/2024	03/28/2023	A	1,219,252
15,000	Sequoia, CA Hospital District[1]	5.375	08/15/2023	02/15/2011	B	15,749
110,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.000	11/01/2013	11/01/2013		112,113
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.250	11/01/2017	11/01/2016	B	97,009
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.300	11/01/2018	11/01/2018		93,258
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.350	11/01/2019	11/01/2019		92,961
100,000	Shafter, CA Community Devel. Agency Tax Allocation[1]	5.375	11/01/2020	11/01/2020		90,681
65,000	South Orange County, CA Public Financing Authority[1]	5.375	08/15/2013	08/15/2013		65,229
25,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	06/01/2011	B	25,085
7,340,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	12/23/2014	A	6,081,190
4,235,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	06/22/2026	A	2,790,823
125,000	Spreckels, CA Union School District	6.125	08/01/2017	02/01/2011	B	125,591
200,000	Stockton, CA COP (Wastewater System)[1]	5.125	09/01/2016	03/01/2011	B	200,230
30,000	Stockton, CA Improvement Bond Act 1915[1]	5.800	09/02/2020	03/02/2011	B	28,910
5,000	Susanville, CA Public Financing Authority[1]	7.750	09/01/2017	03/01/2011	B	5,017
100,000	Taft, CA Public Financing Authority (Community Correctional Facility)[1]	6.050	01/01/2017	06/01/2011	B	100,182
15,000	Tejon Ranch, CA Public Facilities Finance Authority[1]	7.200	09/01/2030	03/01/2013	B	14,466
725,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax (Community Facilities District No. 1)[1]	7.200	09/01/2030	03/01/2013	B	699,197
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1[1]	6.125	09/01/2033	10/14/2031	A	26,425
905,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)[1]	4.650	09/01/2011	09/01/2011		878,864
40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550%	09/01/2018	03/01/2011	B	$20,002
260,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	04/01/2011	B	261,778
1,430,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2019	04/01/2011	B	1,470,555
50,000	Tracy, CA Community Facilities District	5.400	09/01/2015	09/02/2011	B	50,482
50,000	Tracy, CA Community Facilities District[1]	6.100	09/01/2015	09/02/2011	B	50,465
50,000	Tracy, CA Community Facilities District[1]	6.300	09/01/2026	09/01/2011	B	47,159
10,000	Tracy, CA Community Facilities District[1]	6.500	09/01/2020	09/02/2011	B	10,021
25,000	Tracy, CA Community Facilities District (205 Parcel Glen)[1]	6.250	09/01/2032	09/01/2014	B	22,746
1,095,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.000	09/01/2027	09/02/2011	B	1,081,356
30,000	Tracy, CA Community Facilities District (South Mac Arthur Area)[1]	6.300	09/01/2017	09/02/2011	B	30,185
35,000	Tracy, CA Improvement Bond Act 1915[1]	5.700	09/02/2023	03/02/2011	B	32,350
75,000	Tracy, CA Operating Partnership Joint Powers Authority[1]	6.100	09/02/2021	03/02/2013	B	74,019
30,000	Truckee-Donner, CA Public Utility District Special Tax[1]	5.800	09/01/2035	05/25/2033	A	22,161
75,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.000	09/01/2028	06/06/2026	A	59,769
20,000	Truckee-Donner, CA Public Utility District Special Tax[1]	6.100	09/01/2033	10/31/2031	A	15,542
750,000	Turlock, CA Health Facility (Emanuel Medical Center) COP[1]	5.000	10/15/2017	10/26/2016	A	749,948
210,000	Upland, CA Community Facilities District Special Tax (Colonies at San Antonio)[1]	5.900	09/01/2024	03/01/2011	B	192,007
185,000	Upland, CA COP (San Antonio Community Hospital)[1]	5.000	01/01/2018	06/01/2011	B	185,305
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)[1]	5.850	09/02/2016	03/02/2013	B	20,100
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)[1]	6.300	09/02/2013	03/02/2011	B	10,217
195,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	03/01/2011	B	195,008
175,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/01/2011	B	175,630
275,000	Val Verde, CA Unified School District[1]	6.125	09/01/2034	06/24/2031	A	237,226
25,000	Vallejo, CA Public Financing Authority, Series A1	7.500	09/01/2020	04/01/2011	B	25,006
40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2017	09/01/2015	B	39,826
30,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.000	09/01/2026	05/02/2024	A	25,223
41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$40,000	Vallejo, CA Quadrant Improvement District No. 001[1]	6.125%	09/01/2034	06/24/2031	A	$32,132
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	5.500	09/01/2019	09/01/2013	B	23,530
10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2025	09/01/2025		8,869
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)[1]	6.000	09/01/2028	09/16/2027	A	16,668
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.000	12/01/2022	06/15/2019	A	1,515,024
20,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.050	12/01/2026	12/01/2016	A	15,738
145,000	Victor, CA Elementary School District[1]	5.600	09/01/2034	04/06/2033	A	114,701
60,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	04/01/2011	B	60,031
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	06/01/2011	B	5,025
295,000	Walnut, CA Unified School District[1]	7.200	02/01/2016	08/01/2011	B	313,010
15,000	Wasco, CA Improvement Bond Act 1915[1]	8.750	09/02/2013	03/02/2011	B	15,504
15,000	Wasco, CA Public Financing Authority	7.350	09/15/2015	03/15/2011	B	15,027
10,000	Wasco, CA Public Financing Authority[1]	7.500	09/15/2023	03/15/2011	B	10,001
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	03/01/2011	B	100,178
20,000	West Patterson, CA Financing Authority Special Tax[1]	5.850	09/01/2028	10/29/2026	A	15,897
10,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2019	09/01/2019		9,436
15,000	West Patterson, CA Financing Authority Special Tax[1]	6.000	09/01/2039	05/18/2035	A	11,392
165,000	West Patterson, CA Financing Authority Special Tax[1]	6.600	09/01/2033	12/17/2030	A	138,770
25,000	West Patterson, CA Financing Authority Special Tax[1]	6.700	09/01/2032	04/26/2028	A	21,410
5,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2035	09/01/2017	A	4,257
105,000	West Patterson, CA Financing Authority Special Tax[1]	6.750	09/01/2036	03/22/2027	A	89,094
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District[1]	5.600	09/01/2019	09/01/2019		9,154
60,000	West Sacramento, CA Financing Authority Special Tax[1]	6.100	09/01/2029	02/15/2026	A	53,629
5,000	West Sacramento, CA Improvement Bond Act 1915[1]	8.500	09/02/2017	09/02/2011	B	5,153
250,000	West Sacramento, CA Special Tax Community Facilities District No. 12[1]	5.750	09/01/2029	03/01/2011	B	240,470
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14[1]	6.125	09/01/2021	03/01/2011	B	47,769
42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Principal				Effective
Amount		Coupon	Maturity	Maturity*		Value

California Continued
$10,000	West Sacramento, CA Special Tax Community Facilities District No. 17[1]	5.875%	09/01/2033	08/17/2029	A	$8,631
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)[1]	6.500	09/01/2031	08/11/2027	A	46,420
25,000	Western CA Municipal Water Districts[1]	7.125	09/02/2014	03/01/2011	B	25,799
70,000	Yolo County, CA Hsg. Authority (Russell Park Apartments)	7.000	11/01/2014	06/01/2011	B	70,239
20,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	03/01/2011	B	20,029
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	03/01/2011	B	65,183
50,000	Yuba City, CA Unified School District COP	4.900	02/01/2011	02/01/2011		50,000
30,000	Yuba City, CA Unified School District COP[1]	5.250	02/01/2022	02/01/2011	B	30,071
30,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1[1]	6.000	09/01/2028	01/23/2021	A	26,713

						267,271,290

U.S. Possessions—5.0%
50,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	01/14/2016	A	45,272
460,000	Puerto Rico Commonwealth GO1	5.625	07/01/2019	07/01/2011	B	460,166
560,000	Puerto Rico Commonwealth GO1	5.625	07/01/2031	07/01/2014	B	534,173
110,000	Puerto Rico IMEPCF (American Home Products)[1]	5.100	12/01/2018	06/01/2011	B	110,388
4,400,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	06/01/2011	B	4,403,111
520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2013	06/01/2011	B	526,838
500,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2019	06/01/2011	B	506,575
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	04/01/2011	B	135,162
25,000	Puerto Rico Municipal Finance Agency, Series A1	5.750	08/01/2012	02/01/2011	B	25,211
925,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	06/01/2014	B	1,014,771
2,600,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	B	2,794,740
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	B	2,569,050
50,000	University of Puerto Rico	5.500	06/01/2012	06/01/2011	B	50,132
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2014	B	242,793

						13,418,382

Total Investments, at Value (Cost $296,226,298)—104.9%						280,689,672
Liabilities in Excess of Other Assets—(4.9)						(13,175,464)

Net Assets—100.0%						$267,514,208

43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
*	Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A.	Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B.	Optional call date; corresponds to the most conservative yield calculation.

C.	Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
1.	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 5 of the accompanying Notes.
2.	Zero coupon bond reflects effective yield on the date of purchase.

3.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

4.	Non-income accruing security.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2011 based on valuation input level:

	Level 1—	Level 2—	Level 3— Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
California	$—	$267,271,290	$—	$267,271,290
U.S. Possessions	—	13,418,382	—	13,418,382

Total Assets	$—	$280,689,672	$—	$280,689,672

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

BMH	Bakersfield Memorial Hospital

CDA	Communities Devel. Authority

CHCW	Catholic Healthcare West

COP	Certificates of Participation

CVHP	Citrus Valley Health Partners

CVMC	Citrus Valley Medical Center

FF	Feedback Foundation

FH	Foothill Hospital

GO	General Obligation

HFA	Housing Finance Agency

IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding

OCTC	Olive Crest Treatment Centers

OW	O’Connor Woods

OWHC	O’Connor Woods Housing Corporation

ROLs	Residual Option Longs

SCADP	Southern California Alcohol & Drug Programs

SFMC	St. Francis Medical Center

SJRHC	St. Joseph’s Regional Housing Corporation

TASC	Tobacco Settlement Asset-Backed Bonds

V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

January 31, 2011

Assets
Investments, at value (cost $296,226,298)—see accompanying statement of investments	$280,689,672
Cash	828,067
Receivables and other assets:
Interest	5,185,457
Investments sold	3,127,638
Shares of beneficial interest sold	908,345
Other	21,565

Total assets	290,760,744

Liabilities
Payables and other liabilities:
Payable on borrowings (See Note 5)	14,800,000
Payable for short-term floating rate notes issued (See Note 1)	6,665,000
Shares of beneficial interest redeemed	1,343,125
Dividends	229,576
Distribution and service plan fees	55,567
Trustees’ compensation	28,524
Investments purchased	25,351
Shareholder communications	24,457
Transfer and shareholder servicing agent fees	7,847
Interest expense on borrowings	2,834
Other	64,255

Total liabilities	23,246,536

Net Assets	$267,514,208

Composition of Net Assets
Par value of shares of beneficial interest	$82,584
Additional paid-in capital	298,967,531
Accumulated net investment income	2,132,844
Accumulated net realized loss on investments	(18,132,125)
Net unrealized depreciation on investments	(15,536,626)

Net Assets	$267,514,208

46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $192,113,403 and 59,264,615 shares of beneficial interest outstanding)	$3.24
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.36

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,680,931 and 506,172 shares of beneficial interest outstanding)	$3.32

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,355,360 and 22,701,296 shares of beneficial interest outstanding)	$3.23

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $364,514 and 112,158 shares of beneficial interest outstanding)	$3.25
See accompanying Notes to Financial Statements.
47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2011

Investment Income
Interest	$8,357,897
Other income	60

Total investment income	8,357,957

Expenses
Management fees	651,740
Distribution and service plan fees:
Class A	254,441
Class B	9,299
Class C	381,735
Transfer and shareholder servicing agent fees:
Class A	30,209
Class B	1,579
Class C	19,519
Shareholder communications:
Class A	11,865
Class B	667
Class C	7,348
Borrowing fees	199,221
Interest expense and fees on short-term floating rate notes issued (See Note 1)	103,107
Interest expense on borrowings	16,338
Trustees’ compensation	2,205
Custodian fees and expenses	764
Administration service fees	750
Other	31,355

Total expenses	1,722,142

Net Investment Income	6,635,815

Realized and Unrealized Loss
Net realized loss on investments	(1,811,855)
Net change in unrealized appreciation/depreciation on investments	(8,975,204)

Net Decrease in Net Assets Resulting from Operations	$(4,151,244)

See accompanying Notes to Financial Statements.
48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2011	July 30,
	(Unaudited)	2010

Operations
Net investment income	$6,635,815	$11,243,191
Net realized loss	(1,811,855)	(2,422,539)
Net change in unrealized appreciation/depreciation	(8,975,204)	12,757,738

Net increase (decrease) in net assets resulting from operations	(4,151,244)	21,578,390

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(4,924,548)	(7,972,240)
Class B	(35,055)	(71,825)
Class C	(1,557,399)	(2,560,883)
Class Y	(9)	—

	(6,517,011)	(10,604,948)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	11,183,333	26,517,767
Class B	(122,926)	(208,248)
Class C	5,661,914	7,137,748
Class Y	364,542	—

	17,086,863	33,447,267

Net Assets
Total increase	6,418,608	44,420,709
Beginning of period	261,095,600	216,674,891

End of period (including accumulated net investment income of $2,132,844 and $2,014,040, respectively)	$267,514,208	$261,095,600

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
See accompanying Notes to Financial Statements.
49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended January 31, 2011

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(4,151,244)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(36,276,877)
Proceeds from disposition of investment securities	36,392,072
Short-term investment securities, net	(17,001,009)
Premium amortization	593,365
Discount accretion	(399,296)
Net realized loss on investments	1,811,855
Net change in unrealized appreciation/depreciation on investments	8,975,204
Change in assets:
Decrease in receivable for securities sold	435,891
Decrease in other assets	17,384
Increase in interest receivable	(446,013)
Change in liabilities:
Decrease in other liabilities	(23,481)
Decrease in payable for securities purchased	(1,392,694)

Net cash used in operating activities	(11,464,843)

Cash Flows from Financing Activities
Proceeds from bank borrowings	77,100,000
Payments on bank borrowings	(72,100,000)
Payments on short-term floating rate notes issued	(4,722,000)
Proceeds from shares sold	88,167,839
Payments on shares redeemed	(73,733,031)
Cash distributions paid	(2,631,616)

Net cash provided by financing activities	12,081,192
Net increase in cash	616,349
Cash, beginning balance	211,718

Cash, ending balance	$828,067

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $3,798,662.
Cash paid for interest on bank borrowings—$16,520.
Cash paid for interest on short-term floating rate notes issued—$103,107.
See accompanying Notes to Financial Statements.
50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class A	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.36	$3.20	$3.34	$3.55	$3.52	$3.56

Income (loss) from investment operations:
Net investment income[2]	.08	.17	.16	.15	.15	.15
Net realized and unrealized gain (loss)	(.12)	.15	(.15)	(.22)	.02	(.03)

Total from investment operations	(.04)	.32	.01	(.07)	.17	.12

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.16)	(.15)	(.14)	(.14)	(.16)

Net asset value, end of period	$3.24	$3.36	$3.20	$3.34	$3.55	$3.52

Total Return, at Net Asset Value[3]	(1.19)%	10.02%	0.51%	(1.85)%	4.99%	3.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$192,113	$188,647	$154,287	$228,159	$208,041	$161,562

Average net assets (in thousands)	$201,917	$170,296	$180,705	$229,325	$186,689	$105,009

Ratios to average net assets:[4]
Net investment income	4.93%	4.96%	5.10%	4.36%	4.10%	4.19%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.78%	0.81%	0.80%	0.79%	0.78%	0.84%
Interest and fees from borrowings	0.15%	0.27%	0.63%	0.10%	0.26%	0.58%
Interest and fees on short-term floating rate notes issued	0.07%[5]	0.05%[5]	0.03%[5]	0.15%[5]	0.24%[5]	—

Total expenses	1.00%	1.13%	1.46%	1.04%	1.28%	1.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.13%	1.46%	1.03%	1.08%	0.80%

Portfolio turnover rate	24%	42%	31%	41%	17%	33%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
51 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class B	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.44	$3.27	$3.41	$3.62	$3.59	$3.63

Income (loss) from investment operations:
Net investment income[2]	.07	.14	.13	.12	.12	.13
Net realized and unrealized gain (loss)	(.13)	.15	(.15)	(.22)	.02	(.04)

Total from investment operations	(.06)	.29	(.02)	(.10)	.14	.09

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.06)	(.12)	(.12)	(.11)	(.11)	(.13)

Net asset value, end of period	$3.32	$3.44	$3.27	$3.41	$3.62	$3.59

Total Return, at Net Asset Value[3]	(1.64)%	9.07%	(0.50)%	(2.69)%	4.05%	2.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,681	$1,870	$1,977	$2,028	$2,136	$2,517

Average net assets (in thousands)	$1,844	$1,973	$1,951	$2,068	$2,276	$1,980

Ratios to average net assets:[4]
Net investment income	3.97%	4.03%	4.14%	3.46%	3.34%	3.49%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.73%	1.76%	1.82%	1.67%	1.68%	1.72%
Interest and fees from borrowings	0.15%	0.27%	0.63%	0.10%	0.26%	0.58%
Interest and fees on short-term floating rate notes issued	0.07%[5]	0.05%[5]	0.03%[5]	0.15%[5]	0.24%[5]	—

Total expenses	1.95%	2.08%	2.48%	1.92%	2.18%	2.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.95%	2.08%	2.48%	1.91%	1.89%	1.55%

Portfolio turnover rate	24%	42%	31%	41%	17%	33%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

	Six Months
	Ended
	January 31, 2011				Year Ended July 31,
Class C	(Unaudited)	2010[1]	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$3.35	$3.19	$3.33	$3.54	$3.51	$3.56

Income (loss) from investment operations:
Net investment income[2]	.07	.14	.13	.12	.12	.12
Net realized and unrealized gain (loss)	(.12)	.15	(.15)	(.21)	.03	(.04)

Total from investment operations	(.05)	.29	(.02)	(.09)	.15	.08

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.07)	(.13)	(.12)	(.12)	(.12)	(.13)

Net asset value, end of period	$3.23	$3.35	$3.19	$3.33	$3.54	$3.51

Total Return, at Net Asset Value[3]	(1.58)%	9.19%	(0.29)%	(2.59)%	4.25%	2.30%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,355	$70,579	$60,411	$77,530	$59,029	$51,659

Average net assets (in thousands)	$75,740	$65,423	$66,544	$71,291	$55,357	$39,346

Ratios to average net assets:[4]
Net investment income	4.15%	4.17%	4.31%	3.58%	3.34%	3.46%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.56%	1.60%	1.60%	1.57%	1.58%	1.63%
Interest and fees from borrowings	0.15%	0.27%	0.63%	0.10%	0.26%	0.58%
Interest and fees on short-term floating rate notes issued	0.07%[5]	0.05%[5]	0.03%[5]	0.15%[5]	0.24%[5]	—

Total expenses	1.78%	1.92%	2.26%	1.82%	2.08%	2.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.78%	1.92%	2.26%	1.81%	1.86%	1.55%

Portfolio turnover rate	24%	42%	31%	41%	17%	33%

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
53 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Period
Ended
January 31, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$3.34

Income (loss) from investment operations:
Net investment income[2]	— [3]
Net realized and unrealized loss	(.06)

Total from investment operations	(.06)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.03)

Net asset value, end of period	$3.25

Total Return, at Net Asset Value[4]	(1.82)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$365

Average net assets (in thousands)	$1

Ratios to average net assets:[5]
Net investment income	5.28%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.49%
Interest and fees from borrowings	0.15%
Interest and fees on short-term floating rate notes issued[6]	0.07%

Total expenses	0.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.71%

Portfolio turnover rate	24%

1.	For the period from November 29, 2010 (inception of offering) to January 31, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
54 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on November 29, 2010.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
55 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current
56 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $6,665,000 as of January 31, 2011, which represents 2.29% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At January 31, 2011, municipal bond holdings with a value of $10,064,399 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $6,665,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
57 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
At January 31, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$3,335,000	Los Angeles, CA Dept. of Airports ROLs[3]	12.220%	5/15/25	$3,399,399

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 45 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of January 31, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $6,665,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
58 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

During the fiscal year ended July 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of July 30, 2010, the Fund had available for federal income tax purposes post-October losses of $2,908,851 and unused capital loss carryforwards as follows:1

Expiring
|
2013	$17,565
2014	1,553
2015	172,117
2016	55,871
2017	2,457,882
2018	10,731,096

Total	$13,436,084

1.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
As of January 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $18,156,790, of which $1,811,855 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2011, it is estimated that the Fund will not utilize any of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$289,585,564 [1]

Gross unrealized appreciation	$2,309,322
Gross unrealized depreciation	(17,846,959)

Net unrealized depreciation	$(15,537,637)

1.	The Federal tax cost of securities does not include cost of $6,641,745, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
59 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended January 31, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased (Decreased)	$—
Payments Made to Retired Trustees	2,077
Accumulated Liability as of January 31, 2011	15,572
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed
60 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2011[1]		Year Ended July 30, 2010[2]
	Shares	Amount	Shares	Amount

Class A
Sold	19,698,000	$66,189,679	19,741,040	$65,936,252
Dividends and/or distributions reinvested	867,828	2,895,972	1,581,874	5,282,815
Redeemed	(17,421,001)	(57,902,318)	(13,403,714)	(44,701,300)

Net increase	3,144,827	$11,183,333	7,919,200	$26,517,767

Class B
Sold	108,209	$374,023	121,343	$413,547
Dividends and/or distributions reinvested	7,414	25,363	14,579	49,828
Redeemed	(152,845)	(522,312)	(196,559)	(671,623)

Net decrease	(37,222)	$(122,926)	(60,637)	$(208,248)

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended January 31, 2011[1]		Year Ended July 30, 2010[2]
	Shares	Amount	Shares	Amount

Class C
Sold	5,859,073	$19,642,123	7,140,540	$23,791,887
Dividends and/or distributions reinvested	263,515	877,327	480,977	1,601,412
Redeemed	(4,483,862)	(14,857,536)	(5,487,683)	(18,255,551)

Net increase	1,638,726	$5,661,914	2,133,834	$7,137,748

Class Y
Sold	112,158	$364,542	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	112,158	$364,542	—	$—

1.	For the six months ended January 31, 2011, for Class A, Class B and Class C shares, and for the period from November 29, 2010 (inception of offering) to January 31, 2011, for Class Y shares.

2.	July 30, 2010 represents the last business day of the Fund’s 2010 fiscal year.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2011, were as follows:`

	Purchases	Sales

Investment securities	$36,276,877	$36,392,072
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2011, the Fund paid $51,694 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event
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that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class C	$1,238,126
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2011	$27,052	$15,202	$2,309	$4,844
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of an inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.50 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates
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(0.2705% as of January 31, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility. The Fund is also allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended January 31, 2011 equal 0.15% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of January 31, 2011, the Fund had borrowings outstanding at an interest rate of 0.2705%. Details of the borrowings for the six months ended January 31, 2011 are as follows:

Average Daily Loan Balance	$9,757,609
Average Daily Interest Rate	0.336%
Fees Paid	$175,545
Interest Paid	$16,520
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counter-party at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counter-party’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund also continues to receive the economic benefit of interest payments made on securities subject to reverse repurchase agreements, in the form of a direct payment from the counter-party. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended January 31, 2011 are included in expenses on the Fund’s Statement of Operations and are less than 0.005% of the Fund’s average net assets on an annualized basis.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Reverse Repurchase Agreements Continued
The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counter-party to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counter-party may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date in respect of any reverse repurchase agreement upon delivery of a required advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended January 31, 2011.
7. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the
66 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
8. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Marcus Franz, Michael Camarella and effective January 2010, Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load California short/intermediate municipal debt funds. The Board noted that the Fund’s one-year and five-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load California short/intermediate municipal debt and “other states” short/intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees were competitive with its peer group median and average. The Fund’s contractual management fees and total expenses were lower than its peer group median and average.
69 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2011. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
71 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., President and Principal Executive Officer
Daniel G. Loughran, Vice President and Senior Portfolio Manager
Scott S. Cottier, Vice President and Senior Portfolio Manager
Troy E. Willis, Vice President and Senior Portfolio Manager
Mark R. DeMitry, Vice President and Senior Portfolio Manager
Michael L. Camarella, Vice President and Senior Portfolio Manager
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2011 OppenheimerFunds, Inc. All rights reserved.
72 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
73 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
74 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited Term California Municipal Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	03/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	03/11/2011